RMB Investors Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

May 4, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:    RMB Investors Trust (the “Registrant”)
    File Nos.: 002-17226 and 811-00994

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus and Statement of Additional Information, dated May 1, 2023 for RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Japan Fund, RMB Small Cap Fund and RMB SMID Cap Fund (the "Funds"), each a series of the above-captioned Registrant, that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information dated May 1, 2023 for the Funds contained in the most recent amendment to the Registrant's registration statement and (2) the text of the Prospectus and Statement of Additional Information dated May 1, 2023 has been filed electronically as Post-Effective Amendment No. 126 to the Funds’ Registration Statement on Form N-1A on April 28, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 516-1825.

Very truly yours,

/s/ Marissa Pawlinski
Marissa Pawlinski
For U.S. Bank Global Fund Services